Issued capital	12 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Issued capital
Note 22. Issued capital

	Consolidated
	30 June 2024	30 June 2023	30 June 2024	30 June 2023
	Shares	Shares	US$’000	US$’000

Ordinary shares - Issued capital	186,367,686	64,747,477	1,764,289	965,857
Movements in ordinary share capital

Details	Date	Shares	US$’000

Opening balance as at	1 July 2022	53,028,867	926,581
Shares issued under Committed Equity Facility		11,089,357	39,939
Unpaid shares issued under Committed Equity Facility		364,967	1,642
Shares issued for services		260,286	500
Equity settled share-based payments		4,000	15
Capital raise costs, net of tax		-	(2,820)

Opening balance as at	1 July 2023	64,747,477	965,857
Shares issued under Committed Equity Facility		12,887,814	51,417
Shares issued under ATM Facility		108,063,868	771,438
Shares issued for services		106,687	319
Share based payment - employees		561,840	1,397
Capital raise costs, net of tax			(26,139)

Closing balance as at	30 June 2024	186,367,686	1,764,289

Refer note 34 for further information on B Class restricted shares issued.
Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorized capital.

At-the-market Facility
On 13 September 2023, IREN Limited entered into an At-the-market ("ATM") Sales Agreement with B. Riley Securities, Inc., Cantor Fitzgerald & Co. and Compass Point Research & Trading, LLC, pursuant to which IREN Limited has the option, but not the obligation, to sell up to $300,000,000 of its Ordinary shares through or to the Sales Agents, for a period of up to 36 months. On 21 March 2024, the Company added Canaccord Genuity LLC, Citigroup Global Markets Inc. and
Macquarie Capital (USA) Inc. as Sales Agents pursuant to the Sales Agreement and filed a new prospectus supplement relating to the offer and sales of its ordinary shares under the Sales Agreement, which reflected an increase of $200,000,000 in the aggregate offering price, from an aggregate of up to $300,000,000 under the previously filed prospectus supplement relating to the offer and sale of ordinary shares under the Sales Agreement (“the ATM Facility”). As a result, in accordance with the terms of the Sales Agreement, IREN Limited may offer and sell its ordinary shares having an aggregate offering price of up to $500,000,000. On 15 May, 2024, IREN Limited filed a new registration statement, including an accompanying prospectus, that provided IREN Limited with the option, but not the obligation, to sell up to an aggregate of $500 million of its Ordinary shares pursuant to the Sales Agreement. As at 30 June 2024, 108,063,868 shares have been issued under the ATM facilities raising total gross proceeds of approximately $771,438,000. An additional $5,191,000 was raised through the sale of 463,089 shares from trades which were executed in June 2024 and subsequently issued and settled in July 2024.
Committed Equity Facility
On 23 September 2022 IREN Limited entered into a share purchase agreement with B. Riley Principal Capital II, LLC (“B. Riley”) to establish a committed equity facility (“ELOC”), pursuant to which IREN Limited may, at its option, sell up to US$100 million of ordinary shares to B. Riley over a two-year period. A resale registration statement relating to shares sold to B. Riley under the ELOC was declared effective by the SEC on 26 January 2023. During the year ended 30 June 2024, 12,887,814 shares were issued under the facility raising gross proceeds of $51,417,000. On February 15, 2024, IREN Limited terminated the Purchase Agreement and the Registration Rights Agreement and on February 16, 2024, IREN Limited filed a post-effective amendment to the registration statement on Form F-1 related to this offering, which deregistered all remaining shares on such registration statement, terminating the offering.
Loan-funded shares
As at 30 June 2024, there are 1,496,768 (30 June 2023: 1,954,049) restricted ordinary shares issued to management under the Employee Share Plans as well as certain non-employee founders of Podtech Innovation Inc. The total number of ordinary shares outstanding (including the loan funded shares) is 187,864,454 as at 30 June 2024 (30 June 2023: 66,701,526).
Capital risk management
The Group’s objectives when managing capital is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business.
Capital is regarded as total equity, as recognized in the consolidated statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.
In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares, issue new debt or sell assets to reduce debt.